Supplemental cash flow information - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Schedule of Cash Flow, Supplemental [Line Items]
Cash payments for income taxes	$ 3,519	¥ 331,007	¥ 282,440	¥ 211,487
Interest payments	3,462	325,575	365,109	382,903
Capital lease obligations incurred	$ 40	¥ 3,749	¥ 5,847	¥ 10,478